LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Loans Payable to Bank	$ 16,006	$ 16,100
Less: current portion	(15,308)	(320)
Long-term bank loans	698	15,780
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	842	842
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	164	258
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,000	$ 15,000